Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,013,000	$ 3,152,993
Restricted cash in escrow		175,000
Accounts receivable, net	4,982,873	2,893,619
Unbilled receivables	1,891,023	1,252,469
Prepaid expenses and other current assets	1,571,853	1,047,219
Total current assets	9,458,749	8,521,300
Capitalized software, net	749,855	591,002
Property and equipment, net	27,607	53,449
Other long-term assets	154,062	107,106
Security deposits	18,166	7,818
Intangible assets, net	7,172	7,985
Total assets	10,415,611	9,288,660
Current liabilities:
Accounts payable	1,980,619	2,252,089
Accrued expenses	1,794,575	939,107
Short-term borrowings	3,347,374	1,731,881
Notes payable, net		446,774
Convertible notes payable, net		7,857,579
Warrant liabilities		4,951,306
Income tax payable	143,518	73,296
Insurance financing payable	18,062	8,120
Total current liabilities	7,284,148	18,260,152
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY (DEFICIT)
Ordinary shares, $0.11 par value, unlimited shares authorized; 1,646,883 and 78,706 shares issued and outstanding at December 31, 2022 and 2021, respectively	181,157	8,658
Additional paid-in capital	32,897,836	12,869,778
Accumulated deficit	(29,987,945)	(21,800,763)
Accumulated other comprehensive income (loss)	38,971	(49,910)
Total stockholders’ equity (deficit)	3,131,463	(8,971,492)
Total liabilities and stockholders’ equity (deficit)	10,415,611	9,288,660
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value	693	745
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value	751
Series Seed Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value